Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation	$ 6,344	$ 9,808
Performance warrants (PWs) [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation		9,808
Restricted share units (RSUs) [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation	4,692
Performance share units (PSUs) [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation	1,468
Deferred share units (DSUs) [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation	$ 184